16. Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2018
Share Based Payments Tables
Assumptions of Options Granted

	2018	2017
Fair value at grant date	$1.20	$1.10
Share price at grant date	$1.91	$2.00
Exercise price	$1.92	$2.03
Expected volatility	72%	70%
Expected life	5.90	5.90
Expected dividends	0.00	0.00
Risk-free interest rate	0.34%	(0.23)%